SHAREHOLDERS' EQUITY (Schedule of Assumptions used in Fair Value of Option Granted) (Details) - Employee Stock Option [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	64.00%	71.00%	67.00%
Risk-free interest rate	2.07%	2.44%	1.80%
Contractual term	10 years	10 years	10 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Early exercise multiple	178.00%	178.00%	215.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Early exercise multiple	203.00%	203.00%	246.00%